ACCOUNTING FOR WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Accounting For Warrant Liability
SCHEDULE OF WARRANT LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2025, and December 31 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At December 31, 2025	Quoted price in active markets (level 1)	Significant other observable input (level 2)	Significant other unobservable input (level 3)
Warrant liabilities
Public warrants	$485,926	485,926	-	$-
Private placement warrants	556,110	-	556,110	-
Warrant liability	$1,042,036	485,926	556,110	$-

Description	At December 31, 2024	Quoted price in active markets (level 1)	Significant other observable input (level 2)	Significant other unobservable input (level 3)
Warrant liabilities
Public warrants	$1,143,071	1,143,071	-	$-
Private placement warrants	1,308,166	-	1,308,166	-
Warrant liability	$2,451,237	1,143,071	1,308,166	$-